Expense Example, No Redemption - INVESCO VALUE OPPORTUNITIES FUND	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	667	916	1,183	1,946	192	594	1,021	2,037	150	465	803	1,757	99	309	536	1,190	86	268	466	1,037	80	249	433	966